Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment, Net (Details) [Line Items]
Depreciation expense	$ 66,428	$ 40,130	$ 54,576
Finance lease right-of-use asset	$ 103,998
Cash payments for finance lease liabilities		163,301
Property, Plant and Equipment [Member]
Property and Equipment, Net (Details) [Line Items]
Finance lease right-of-use asset		$ 161,111